WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 56.2%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.9%
Cogent Communications Group Inc.,
Senior Secured Notes	5.375%	3/1/22	740,000		$749,943	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	255,000		168,620
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	220,000	EUR	319,752
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		394,887	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		710,400	(a)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	985,000		49,250	*(a)(b)

Total Diversified Telecommunication Services					2,392,852

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		204,069
Netflix Inc., Senior Notes	4.875%	6/15/30	860,000		877,802	(a)

Total Entertainment					1,081,871

Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	5.000%	12/15/27	180,000		173,438	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	750,000		727,031	(a)

Total Interactive Media & Services					900,469

Media - 2.7%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	940,000		938,308	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	790,000		796,438	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	520,000		524,186	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000		374,538	(a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		609,500
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	330,000	EUR	306,073	(a)

Total Media					3,549,043

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 3.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	510,000		$540,429	(a)
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	178,000	EUR	172,326	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		952,902	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		617,946	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,200,000		1,377,300
Sprint Corp., Senior Notes	7.875%	9/15/23	530,000		585,033
Sprint Corp., Senior Notes	7.250%	2/1/28	770,000		776,737	(a)
T-Mobile USA Inc., Senior Notes	4.000%	4/15/22	50,000		50,499

Total Wireless Telecommunication Services					5,073,172

TOTAL COMMUNICATION SERVICES					12,997,407

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	410,000		283,894	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	230,000		214,043	(a)
American Axle &
Manufacturing Inc., Senior Notes	6.500%	4/1/27	300,000		228,728
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	440,000		410,941	(a)

Total Auto Components					1,137,606

Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	320,000		317,134	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000		413,961	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		164,586	(a)

Total Diversified Consumer Services					895,681

Hotels, Restaurants & Leisure - 2.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	240,000		240,899	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.275%	7/15/35	603,000	GBP	616,041	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000		330,286	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	280,000	GBP	236,844	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	150,000	GBP	126,880	(c)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Primo Water Corp., Senior Notes	5.500%	7/1/24	390,000	EUR	$427,292	(c)
Saga PLC, Senior Notes	3.375%	5/12/24	780,000	GBP	460,644	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	870,000		640,929	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	210,000		177,975	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	140,000		147,350	(a)

Total Hotels, Restaurants & Leisure					3,405,140

Specialty Retail - 0.9%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	273,190	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	60,000		44,733	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	580,000		60,900	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		435,265	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	97,209	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	4.890%	9/15/24	360,000	EUR	269,265	(a)

Total Specialty Retail					1,180,562

Textiles, Apparel & Luxury Goods - 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	223,876	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		867,381	(a)

Total Textiles, Apparel & Luxury Goods					1,091,257

TOTAL CONSUMER DISCRETIONARY					7,710,246

CONSUMER STAPLES - 0.8%
Food Products - 0.6%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	380,000		370,125
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	300,000		300,813
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	190,000		183,547

Total Food Products					854,485

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	250,000		235,618

TOTAL CONSUMER STAPLES					1,090,103

ENERGY - 9.8%
Energy Equipment & Services - 0.0%
Transocean Inc., Senior Notes	8.000%	2/1/27	160,000		76,600	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 9.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	120,000	$49,025	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	350,000	264,369	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,015,000	597,371	(a)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	670,000	629,971
MEG Energy Corp., Senior Notes	7.000%	3/31/24	213,000	99,579	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	300,000	150,486	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	790,000	539,151
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	650,000	133,250
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	390,000	82,875
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	210,000	118,246
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	340,000	186,434
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	210,000	111,264
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	520,000	502,320
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000	896,387
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,100,000	1,991,955
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	332,036
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	553,102
Range Resources Corp., Senior Notes	4.875%	5/15/25	870,000	524,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	409,455
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	350,000	289,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	60,200

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,000,000	$952,552	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,110,000	808,646	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	422,185	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	150,000	126,833	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	15,338
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	720,000	367,488
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	188,130
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	30,000	13,125
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	35,041
YPF SA, Senior Notes	8.500%	3/23/21	600,000	409,920	(a)
YPF SA, Senior Notes	8.500%	7/28/25	700,000	367,321	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	466,220	(a)

Total Oil, Gas & Consumable Fuels				12,694,443

TOTAL ENERGY				12,771,043

FINANCIALS - 9.5%
Banks - 7.8%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	552,685
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	352,676	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	370,000	387,362	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,270,000	1,896,755	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	235,501

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	380,000		$359,459	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		686,939	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,070,000		1,044,535	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	950,000		957,457	(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	500,000		509,847	(d)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		173,741
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	490,000		480,359	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		966,170
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	318,286	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		503,278	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	260,000		231,270	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		475,242	(a)(d)

Total Banks					10,131,562

Capital Markets - 0.8%
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,090,000		1,025,358	(a)(d)(e)

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.880%)	2.728%	10/12/21	200,000		183,950	(d)
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		194,365

Total Consumer Finance					378,315

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 0.4%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	170,000		$130,475	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	180,000		177,862	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	204,476	(a)(f)

Total Diversified Financial Services					512,813

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	340,000		271,150	(a)

TOTAL FINANCIALS					12,319,198

HEALTH CARE - 8.4%
Health Care Providers & Services - 2.9%
Centene Corp., Senior Notes	5.375%	6/1/26	550,000		569,613	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	90,000		88,699	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	220,000		222,321	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	410,000		391,805	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	270,000		271,335
HCA Inc., Senior Notes	5.375%	2/1/25	10,000		10,288
HCA Inc., Senior Notes	5.375%	9/1/26	270,000		280,145
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		136,792
HCA Inc., Senior Secured Notes	5.000%	3/15/24	530,000		549,639
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	280,000		265,860	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	990,000		919,458

Total Health Care Providers & Services					3,705,955

Pharmaceuticals - 5.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	470,000		499,304	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	440,000		419,848	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	450,000		465,818	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,190,000		1,097,370

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	$331,010	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,690,000		4,308,914

Total Pharmaceuticals					7,122,264

TOTAL HEALTH CARE					10,828,219

INDUSTRIALS - 2.6%
Airlines - 0.0%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	30		31

Building Products - 1.0%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	150,000		135,844	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		298,368	(c)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	890,000		825,846	(a)

Total Building Products					1,260,058

Commercial Services & Supplies - 0.2%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	350,000		343,875	(a)

Marine - 0.2%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		231,770	(a)

Trading Companies & Distributors - 1.2%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000		153,083
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,420,000		1,385,281

Total Trading Companies & Distributors					1,538,364

TOTAL INDUSTRIALS					3,374,098

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	400,000		369,080	(a)

Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	281,117	(a)

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.9%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	540,000		$515,700	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	180,000		179,774	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	190,000		179,491	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	300,000		283,762	(a)

Total Software					1,158,727

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	220,000		227,975	(a)

TOTAL INFORMATION TECHNOLOGY					2,036,899

MATERIALS - 5.9%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		403,901	(a)

Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	350,000		302,557	(a)(f)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000		1,394,214	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000		9,750	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000		105,875	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000		482,325	(a)
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	287,256	(a)(f)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		597,785

Total Containers & Packaging					3,179,762

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	620,000		580,041	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000		228,888	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	880,000		779,671	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	640,000		608,803

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	750,000		$698,976
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	560,000		505,568

Total Metals & Mining					3,401,947

Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	7.375%	1/15/25	750,000		630,941

TOTAL MATERIALS					7,616,551

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000		143,939
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	410,000		322,076	(a)

Total Equity Real Estate Investment Trusts (REITs)					466,015

Real Estate Management & Development - 0.3%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	237,817	GBP	359,778	(c)

TOTAL REAL ESTATE					825,793

UTILITIES - 1.1%
Electric Utilities - 0.5%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		323,839	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	390,000		353,954	(a)

Total Electric Utilities					677,793

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		694,123	(a)

TOTAL UTILITIES					1,371,916

TOTAL CORPORATE BONDS & NOTES (Cost - $80,964,346)					72,941,473

SOVEREIGN BONDS - 20.1%
Argentina - 1.3%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	550,000		165,825
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		204,132
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		253,659
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	2,080,000		579,301

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	910,000		$282,100	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		240,300	(a)

Total Argentina					1,725,317

Brazil - 4.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	199,054
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,825,000	BRL	604,969
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	53,772
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	4,780,000		5,048,875

Total Brazil					5,906,670

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,250,000		1,270,325

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		283,607	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	360,000		362,824	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000		193,749	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		556,500	(a)

Total Dominican Republic					750,249

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	580,000		165,300	(c)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		$231,977	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	400,000		371,878	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000		242,654	(a)

Total Egypt					846,509

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		265,063	(a)

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000		300,463	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000		306,893	(a)

Total Ghana					607,356

Guatemala - 0.5%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000		600,496	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000		614,987	(a)

Indonesia - 1.9%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,500,000		1,547,967	(a)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,465,000,000	IDR	156,017
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	13,269,000,000	IDR	828,763

Total Indonesia					2,532,747

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	171,000		154,988	(c)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		175,391	(a)

Total Ivory Coast					330,379

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	7,540,000	MXN	318,776

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		$181,956	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		141,500	(a)

Total Nigeria					323,456

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	720,000		741,607	(a)

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	473,018
Russian Federal Bond - OFZ	7.050%	1/19/28	60,273,000	RUB	788,748

Total Russia					1,261,766

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		226,035	(a)

South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	200,000		179,250
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		282,150

Total South Africa					461,400

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	750,000		555,000	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000		165,600	(c)

Total Sri Lanka					720,600

Turkey - 2.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,220,000		2,692,725
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	1,200,000		1,017,780

Total Turkey					3,710,505

Ukraine - 1.6%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	900,000		885,324	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000		231,263	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - (continued)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	400,000	$369,500	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	547,505	(a)

Total Ukraine				2,033,592

TOTAL SOVEREIGN BONDS (Cost - $32,047,943)				26,059,566

SENIOR LOANS - 11.2%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.205%	1/31/28	300,000	285,750	(d)(g)(h)

Entertainment - 0.2%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.989%	10/7/24	329,272	272,747	(d)(g)(h)

Media - 3.0%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.740%	4/30/25	1,488,095	1,436,011	(d)(g)(h)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.740%	2/1/27	327,517	316,600	(d)(g)(h)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	5/1/26	647,320	554,430	(d)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.392%	1/31/26	1,095,620	1,029,883	(d)(g)(h)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	658,350	570,707	(d)(g)(h)

Total Media				3,907,631

Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	3.112%	4/15/27	900,000	871,500	(d)(g)(h)

TOTAL COMMUNICATION SERVICES				5,337,628

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.180%	4/6/24	439,562	372,529	(d)(g)(h)

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.9%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.010%	9/23/26	1,293,500	$1,177,085	(d)(g)(h)

Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	11/19/26	727,984	675,205	(d)(g)(h)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.739%	3/11/25	226,556	212,585	(d)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.739%	12/23/24	791,899	650,489	(d)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.697%	6/22/26	1,068,352	1,001,580	(d)(g)(h)

Total Hotels, Restaurants & Leisure				2,539,859

Specialty Retail - 2.3%
Party City Holdings Inc., 2018 Replacement Term Loan	3.490-4.100%	8/19/22	684,179	353,037	(d)(g)(h)(i)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	2,709,222	2,611,012	(d)(g)(h)

Total Specialty Retail				2,964,049

TOTAL CONSUMER DISCRETIONARY				7,053,522

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan A (1 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	780,000	316,680	(d)(g)(h)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/6/26	309,225	262,841	(d)(g)(h)(j)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.1%
Containers & Packaging - 1.1%
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	313,692	$297,811	(d)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.739%	2/6/23	1,106,674	1,055,490	(d)(g)(h)

TOTAL MATERIALS				1,353,301

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	180,406	174,882	(d)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $16,027,214)				14,498,854

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
U.S. Government Obligations - 4.0%
U.S. Treasury Notes	1.375%	1/31/21	2,000,000	2,022,031
U.S. Treasury Notes	1.375%	5/31/21	1,000,000	1,015,039
U.S. Treasury Notes	1.625%	6/30/21	750,000	764,151
U.S. Treasury Notes	1.750%	7/31/21	300,000	306,322
U.S. Treasury Notes	1.500%	8/31/21	750,000	764,077
U.S. Treasury Notes	1.500%	3/31/23	250,000	259,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,044,290)				5,130,722

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.7%
Invesco Senior Loan ETF (Cost - $2,341,899)			108,375	2,217,353

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	222,950
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,030,000	838,782

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,239,954)				1,061,732

See Notes to Schedule of Investments.

16	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 0.2%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares	2	$0	*(j)(k)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares	26,303	6,136	*(j)(k)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)	17,554	16,506	*(j)(k)
KCAD Holdings I Ltd.	75,024,286	0	*(j)(k)(l)

Total Energy Equipment & Services		16,506

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC	211	16,184	*(j)(k)

TOTAL ENERGY		32,690

FINANCIALS - 0.2%
Banks - 0.2%
Wells Fargo & Co.	9,471	271,818

TOTAL COMMON STOCKS (Cost - $2,232,580)		310,644

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Argentina - 0.2%
Argentina Treasury Bond (Cost - $267,577)	1.000%	8/5/21	27,866,521	ARS	200,809	(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,165,803)					122,421,153

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $588,480)	0.334%		588,480		588,480	(m)

TOTAL INVESTMENTS - 94.8% (Cost - $140,754,283)					123,009,633
Other Assets in Excess of Liabilities - 5.2%					6,723,622

TOTAL NET ASSETS - 100.0%					$129,733,255

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	17

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $588,480 and the cost was $588,480 (Note 2).

Abbreviations used in this schedule:

ARS	—	Argentine Peso
BRL	—	Brazilian Real
ETF	—	Exchange-Traded Fund
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
RUB	—	Russian Ruble
USD	—	United States Dollar

See Notes to Schedule of Investments.

18	Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	6/20	$3,852,330	$3,729,206	$123,124

At March 31, 2020, the Portfolio had the following open forward foreign currency contracts:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
USD	323,723	EUR	290,000	BNP Paribas SA	4/17/20	$3,675
USD	674,216	EUR	603,900	BNP Paribas SA	4/17/20	7,743
USD	166,209	GBP	130,000	BNP Paribas SA	4/17/20	4,678
EUR	200,000	USD	220,918	Citibank N.A.	4/17/20	(195)
USD	43,257	EUR	38,676	Citibank N.A.	4/17/20	574
USD	2,611,048	GBP	1,988,554	Citibank N.A.	4/17/20	140,190
MXN	495,546	USD	25,958	Goldman Sachs Group Inc.	4/17/20	(5,130)
USD	173,376	EUR	155,180	Goldman Sachs Group Inc.	4/17/20	2,117
EUR	560,000	USD	610,083	JPMorgan Chase & Co.	4/17/20	7,942

Total						$161,594

Abbreviations used in this table:

EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

20

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$72,941,473	—		$72,941,473
Sovereign Bonds	—	26,059,566	—		26,059,566
Senior Loans:
Health Care	—	—	$262,841		262,841
Utilities	—	—	174,882		174,882
Other Senior Loans	—	14,061,131	—		14,061,131
U.S. Government & Agency Obligations	—	5,130,722	—		5,130,722
Investments in Underlying Funds	$2,217,353	—	—		2,217,353
Convertible Bonds & Notes	—	1,061,732	—		1,061,732
Common Stocks:
Communication Services	—	—	0	*	—
Consumer Discretionary	—	—	6,136		6,136
Energy	—	—	32,690		32,690
Financials	271,818	—	—		271,818
Non-U.S. Treasury Inflation Protected Securities	—	200,809	—		200,809

Total Long-Term Investments	2,489,171	119,455,433	476,549		122,421,153

Short-Term Investments†	588,480	—	—		588,480

Total Investments	$3,077,651	$119,455,433	$476,549		$123,009,633

Other Financial Instruments:
Futures Contracts	$123,124	—	—		$123,124
Forward Foreign Currency Contracts	—	$166,919	—		166,919

Total Other Financial Instruments	$123,124	$166,919	—		$290,043

Total	$3,200,775	$119,622,352	$476,549		$123,299,676

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,325	—	$5,325

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$956,511	$11,914,857	11,914,857	$12,282,888	12,282,888

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,790	—	$588,480

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